Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	Secoo Holding Limited
Entity File Number	001-38201
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Sanlitun Road A, No. 3 Courtyard Building 2
Entity Address, Address Line Two	Chaoyang District
Entity Address, Address Line Three	Secoo Tower
Entity Address, Country	CN
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100027
Contact Personnel Email Address	chenshaojun@secoo.com
City Area Code	86
Local Phone Number	10 6588-0135
Document Period End Date	Dec. 31, 2020
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001633441
Amendment Flag	false
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	35,326,281
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.001 per share*
Entity Common Stock, Shares Outstanding	28,754,852
No Trading Symbol Flag	true
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	6,571,429
American Depositary Shares
Document Information [Line Items]
Trading Symbol	SECO
Title of 12(b) Security	American depositary shares, two American depositaryshares representing one Class A ordinary share
Security Exchange Name	NASDAQ